Marketable Securities and Other Investments - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	1 Months Ended				1 Months Ended		1 Months Ended
	Jan. 20, 2009	Mar. 31, 2009 KT Freetel Co Ltd	Jun. 01, 2009 KT Corporation Common stock	Jan. 20, 2012 KT Corporation Common stock	May 27, 2009 KT Corporation Exchangeable Bonds	Jan. 20, 2012 KT Corporation Exchangeable Bonds	Dec. 14, 2009 KT Corporation KT ADRs
Schedule of Investments [Line Items]
Investment common shares		11.00%
Investments in affiliates, carrying value		¥ 65,602
Exchange of KTF shareholding for KT common shares and exchangeable bonds in connection with proposed merger between KT and KTF	On January 20, 2009, DOCOMO agreed with KT Corporation (“KT”) that DOCOMO would exchange 40% of its KTF shareholding for KT common shares and the remaining 60% for KT exchangeable bonds in connection with the proposed merger between KT and KTF.
Proportion of KTF shareholding allocated to exchange for common stock / bond				40.00%		60.00%
Acquisition of business common stock / bond			15,023		20,821		26,326
Realized gain (loss) from acquiring bond					(2,753)
Realized gain (loss) from acquiring common stock			¥ (692)				¥ 5,477